CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,243,000)	$ (1,040,000)	$ (4,705,000)	$ (6,987,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	18,000	19,000	74,000	486,000
Amortization of OID and commitment fee discount – Promissory notes	6,000	6,000	23,000	349,000
Bad debt expense			9,000	(0)
Change in Commitment Fee Shortfall Obligation				19,000
Gain from sale of assets				(341,000)
Write-off of advances payable to former officer			(221,000)
Reserve of non-marketable securities – related party			45,000	100,000
Write-off of receivables from officers and other receivable				142,000
Write-off of fixed assets				36,000
Stock-based compensation	1,091,000	773,000	3,853,000	3,209,000
Changes in operating assets and liabilities:
Accounts receivable, net of allowance for bad debts	188,000	(59,000)	(185,000)	37,000
Other receivable	2,000		9,000	(17,000)
Prepaid expenses	(39,000)	(209,000)	27,000	69,000
Inventories	(14,000)	(6,000)	78,000	(62,000)
Accounts payable and accrued expenses	40,000	(372,000)	(851,000)	233,000
Security deposits			7,000	33,000
Deferred revenue	16,000	313,000	387,000	497,000
Net cash provided by (used in) operating activities	65,000	(575,000)	(1,450,000)	(2,197,000)
CASH FLOWS FROM INVESTING
Purchase of fixed assets				(26,000)
Proceeds from sale of assets				741,000
Investment in non-marketable equity securities – related party			(45,000)	(100,000)
Net cash provided by (used in) investing activities			(45,000)	615,000
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Promissory notes				1,230,000
Shares repurchased in connection with litigation			(80,000)	(500,000)
Payments on finance leases	(2,000)	(9,000)	(24,000)	(115,000)
Repayments of Promissory notes				(1,130,000)
Proceeds from sale of common stock			500,000	100,000
Net cash used in financing activities	(2,000)	(9,000)	396,000	(415,000)
Increase (decrease) in cash	63,000	(584,000)	(1,099,000)	(1,997,000)
Cash at beginning of period	657,000	1,756,000	1,756,000	3,753,000
Cash at end of period	720,000	1,172,000	657,000	1,756,000
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for taxes
Cash paid for interest			68,000	67,000
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Reduction in accounts payable for equipment returned to vendor		$ 21,000	21,000
Exchange of shares for payables			20,000
Warrants issued in connection with convertible notes				72,000
Finance lease assigned to buyer in connection with asset sale				213,000
OID discount on proceeds received from Promissory Note				11,000
Common stock issued as commitment fee for Promissory Note				283,000
Common stock issued in satisfaction of Commitment Fee Shortfall Obligation				$ 193,000